Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 13,739,940	$ 13,138,338
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	1,141,727	1,104,918
Provision for loan losses	978,000	624,165
Deferred income tax	(118,587)	(76,374)
Gain on sale of loans	(237,881)	(540,540)
Gain on sale of bank premises and equipment	0	(7,559)
Capital loss on leases	0	63,125
Income from CFS Partners	(584,971)	(951,605)
Amortization of bond premium, net	609,535	531,081
Proceeds from sales of loans held for sale	12,865,842	18,103,002
Originations of loans held for sale	(12,288,961)	(17,771,062)
Increase (decrease) in taxes payable	499,525	(258,585)
(Increase) decrease in interest receivable	(813,772)	587,417
Decrease in mortgage servicing rights	35,127	24,426
Decrease in right-of-use assets	198,682	196,172
Decrease in operating lease liabilities	(205,165)	(196,825)
Decrease in other assets	15,389	67,126
Increase in cash surrender value of BOLI	(80,159)	(84,992)
Amortization of limited partnerships	268,714	363,048
Change in net deferred loan fees and costs	(531,247)	(1,157,769)
Increase (decrease) in interest payable	15,143	(27,348)
Increase in accrued expenses	267,655	310,996
(Decrease) increase in other liabilities	(39,291)	3,525
Net cash provided by operating activities	15,735,245	14,044,681
Investments - AFS
Maturities, calls, pay downs and sales	18,857,918	18,851,557
Purchases	(54,727,718)	(143,655,767)
Proceeds from redemption of restricted equity securities	43,500	141,500
Purchases of restricted equity securities	(20,800)	(129,400)
Increase (decrease) in limited partnership contributions payable	2,601,000	(150,000)
Investment in limited liability entities	(2,601,000)	0
Proceeds from distribution from CFS Partners	0	2,000,000
(Increase) decrease in loans, net	(59,368,049)	19,139,595
Capital expenditures net of proceeds from sales of bank
premises and equipment	(615,549)	(895,739)
Recoveries of loans charged off	828,943	104,808
Net cash used in investing activities	(95,001,755)	(104,593,446)
Cash Flows from Financing Activities:
Net increase in demand and interest-bearing transaction accounts	35,164,525	60,311,741
Net increase in money market and savings accounts	13,070,148	43,828,327
Net decrease in time deposits	(4,662,347)	(7,030,955)
Net increase (decrease) in repurchase agreements	467,954	(6,117,437)
Net decrease in short-term borrowings	0	(150,000)
Repayments on long-term borrowings	0	(1,350,000)
Decrease in finance lease obligations	(213,055)	(198,653)
Dividends paid on preferred stock	(66,563)	(48,750)
Dividends paid on common stock	(3,712,750)	(3,386,502)
Net cash provided by financing activities	40,047,912	85,857,771
Net decrease in cash and cash equivalents	(39,218,598)	(4,690,994)
Cash and cash equivalents:
Beginning	110,358,926	115,049,920
Ending	71,140,328	110,358,926
Supplemental Schedule of Cash Paid During the Period:
Interest	4,014,956	3,148,847
Income taxes, net of refunds	2,485,675	2,955,000
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized loss on securities AFS	(24,684,615)	(2,635,848)
Additions to finance lease obligations	0	3,955,252
Common Shares Dividends Paid:
Dividends declared	4,967,035	4,699,529
Increase in dividends payable attributable to dividends declared	(43,686)	(149,212)
Dividends reinvested	(1,210,599)	(1,163,815)
Total dividends paid	$ 3,712,750	$ 3,386,502